Convertible Debt Instruments - Sensitivity (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Exchange rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of reasonably possible increase in input	5.00%
Percentage of reasonably possible decrease in input	5.00%
Discount rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of reasonably possible decrease in input	3.00%
Probability of a qualifying financing event taking place
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of reasonably possible decrease in input	25.00%
Share price
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of reasonably possible increase in input	10.00%
Percentage of reasonably possible decrease in input	10.00%
Convertible Debt 1 | Exchange rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in input	$ (48)
Increase (decrease) in fair value measurement due to reasonably possible decrease in input	48
Convertible Debt 1 | Discount rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in input	(24)
Convertible Debt 1 | Probability of a qualifying financing event taking place
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in input	(100)
Convertible Debt 1 | Share price
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in input	(10)
Increase (decrease) in fair value measurement due to reasonably possible decrease in input	10
Convertible Debt 2 | Exchange rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in input	(272)
Increase (decrease) in fair value measurement due to reasonably possible decrease in input	272
Convertible Debt 2 | Discount rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in input	(85)
Convertible Debt 2 | Probability of a qualifying financing event taking place
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in input	(40)
Convertible Debt 2 | Share price
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in input	(39)
Increase (decrease) in fair value measurement due to reasonably possible decrease in input	$ 39